Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Long-Term Debt
Remainder of 2026	$ 115,819
2027	239,312
2028	141,924
2029	50,886
2030	99,412
2031 and thereafter	258,562
Total	905,915	$ 959,633
Sale & Leaseback
Long-Term Debt
Remainder of 2026	10,365
2027	21,246
2028	22,345
2029	23,373
2030	24,515
2031 and thereafter	136,050
Total	237,894
Periodic repayment
Long-Term Debt
Remainder of 2026	40,772
2027	61,388
2028	40,754
2029	27,513
2030	27,513
2031 and thereafter	11,387
Total	209,327
Balloon Repayment
Long-Term Debt
Remainder of 2026	64,682
2027	156,678
2028	78,825
2030	47,384
2031 and thereafter	111,125
Total	$ 458,694